Condensed Consolidating Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	$ (204,000)	$ (96,000)	$ (58,343)	$ (27,462)	$ 11,302
Cash Flows From Investing Activities:
Proceeds from sale of assets	51,000	0	809	28,397	1,731
Proceeds from insurance settlement			0	0	51,003
Transfers to (from) restricted cash	2,000	2,000	844	(1,492)	106
Capital expenditures	(9,000)	(16,000)	(41,963)	(40,660)	(59,909)
Other investing activities	0	5,000	15,020	0	0
Acquisition, net of cash acquired	(128,000)	0
Investment in parent securities	5,000	0
Net cash used in investing activities	167,000	(9,000)	(25,290)	(13,755)	(7,069)
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities	317,000	135,000	433,449	145,000	112,500
Payments on revolving credit facilities	(272,000)	(37,000)	(340,449)	(145,000)	(112,500)
Proceeds from long-term debt			0	0	(341,191)
Return of capital			0	(8,653)	0
Repayments of long-term debt			(13,310)	0	(354,984)
Debt issuance costs			(2,435)	(220)	(24,459)
Contribution from parent			717	0	776
Cash distributions			(38)	(140)	(82)
Payments to parent	0
Net cash provided by (used in) financing activities	45,000	98,000	77,934	(9,013)	(37,558)
Change in cash and cash equivalents	8,000	(7,000)	(5,699)	(50,230)	(33,325)
Cash and cash equivalents at beginning of period	5,541	11,240	11,240	61,470	94,795
Cash and cash equivalents at end of period	14,000	4,000	5,541	11,240	61,470
VERSO PAPER HOLDINGS LLC
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	(204,000)	(96,000)	(58,343)	(27,462)	11,302
Cash Flows From Investing Activities:
Proceeds from sale of assets	51,000		809	28,397	1,731
Proceeds from insurance settlement					51,003
Transfers to (from) restricted cash	2,000	2,000	844	(1,492)	106
Capital expenditures	(9,000)	(16,000)	(41,963)	(40,660)	(59,909)
Other investing activities		5,000	15,020
Return of capital to Parent Issuer	0
Payments from subsidiaries	0	0		0
Acquisition, net of cash acquired	(128,000)
Investment in parent securities	5,000
Net cash used in investing activities	167,000	(9,000)	(25,290)	(13,755)	(7,069)
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities	317,000	135,000	433,449	145,000	112,500
Payments on revolving credit facilities	(272,000)	(37,000)	(340,449)	(145,000)	(112,500)
Proceeds from long-term debt					(341,191)
Return of capital	0			(8,653)
Repayments of long-term debt			(13,310)		(354,984)
Debt issuance costs			(2,435)	(220)	(24,459)
Contribution from parent			717		776
Cash distributions			(38)	(140)	(82)
Payments to parent	0	0		0
Net cash provided by (used in) financing activities	45,000	98,000	77,934	(9,013)	(37,558)
Change in cash and cash equivalents	8,000	(7,000)	(5,699)	(50,230)	(33,325)
Cash and cash equivalents at beginning of period	5,541	11,240	11,240	61,470	94,795
Cash and cash equivalents at end of period	14,000	4,000	5,541	11,240	61,470
VERSO PAPER HOLDINGS LLC | Parent Issuer
Cash Flows From Investing Activities:
Other investing activities		0	0
Return of capital to Parent Issuer	73,000			8,653
Advances to subsidiaries	(178,000)	(135,000)	(326,680)	(145,000)	(454,467)
Payments from subsidiaries	74,000	37,000	276,311	145,360	492,025
Acquisition, net of cash acquired	0
Investment in parent securities	0
Net cash used in investing activities	(31,000)	(98,000)	(50,369)	9,013	37,558
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities	75,000	135,000	298,250	145,000	112,500
Payments on revolving credit facilities	(44,000)	(37,000)	(235,250)	(145,000)	(112,500)
Proceeds from long-term debt					(341,191)
Return of capital	0			(8,653)
Repayments of long-term debt			(13,310)		(354,984)
Debt issuance costs				(220)	(24,459)
Contribution from parent			717		776
Cash distributions			(38)	(140)	(82)
Payments to parent	0	0		0
Net cash provided by (used in) financing activities	31,000	98,000	50,369	(9,013)	(37,558)
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	0		0	0
VERSO PAPER HOLDINGS LLC | Subsidiary Issuer
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	0	0
Cash Flows From Investing Activities:
Proceeds from sale of assets	0
Transfers to (from) restricted cash	0	0
Capital expenditures	0	0
Other investing activities		0
Advances to subsidiaries	0	0
Payments from subsidiaries	0	0
Acquisition, net of cash acquired	0
Investment in parent securities	0
Net cash used in investing activities	0	0
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities	0	0
Payments on revolving credit facilities	0	0
Return of capital	0
Advances from parent	0	0
Payments to parent		0
Net cash provided by (used in) financing activities	0	0
Change in cash and cash equivalents	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	0	0	0	0
VERSO PAPER HOLDINGS LLC | Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	(124,000)	(96,000)	(60,051)	(27,609)	9,449
Cash Flows From Investing Activities:
Proceeds from sale of assets	50,000		766	28,397	1,731
Proceeds from insurance settlement					51,003
Transfers to (from) restricted cash	2,000	2,000	2,222	(1,338)	184
Capital expenditures	(3,000)	(16,000)	(41,743)	(40,660)	(68,585)
Other investing activities		5,000	15,020
Advances to subsidiaries		0
Payments from subsidiaries	0	0	0		10,507
Acquisition, net of cash acquired	0
Investment in parent securities	0
Net cash used in investing activities	49,000	(9,000)	(23,735)	(13,601)	(5,160)
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities		0
Payments on revolving credit facilities		0
Return of capital	0			(8,653)
Contribution from parent			0
Advances from parent	148,000	135,000	326,680	145,000	454,467
Payments to parent	(74,000)	(37,000)	(248,598)	(145,360)	(492,025)
Net cash provided by (used in) financing activities	74,000	98,000	78,082	(9,013)	(37,558)
Change in cash and cash equivalents	(1,000)	(7,000)	(5,704)	(50,223)	(33,269)
Cash and cash equivalents at beginning of period	5,526	11,230	11,230	61,453	94,722
Cash and cash equivalents at end of period	5,000	4,000	5,526	11,230	61,453
VERSO PAPER HOLDINGS LLC | Non-Guarantor Subsidiary
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities			1,708	154	1,909
Cash Flows From Investing Activities:
Proceeds from sale of assets			43
Transfers to (from) restricted cash			(1,378)	(154)	(78)
Capital expenditures			(220)		8,676
Other investing activities			0
Payments from subsidiaries			0
Net cash used in investing activities			(1,555)	(154)	8,598
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities			135,199
Payments on revolving credit facilities			(105,199)
Return of capital			(1,296)
Debt issuance costs			(2,435)
Contribution from parent			0
Cash distributions					(10,507)
Payments to parent			(26,417)
Net cash provided by (used in) financing activities			(148)		(10,507)
Change in cash and cash equivalents			5
Cash and cash equivalents at beginning of period	5	0	0
Cash and cash equivalents at end of period			5	0
VERSO PAPER HOLDINGS LLC | Non-Guarantor Affiliate
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities			0	(7)	(56)
Cash Flows From Investing Activities:
Other investing activities			0
Payments from subsidiaries			0
Net cash used in investing activities			0
Cash Flows From Financing Activities:
Contribution from parent			0
Net cash provided by (used in) financing activities			0
Change in cash and cash equivalents				(7)	(56)
Cash and cash equivalents at beginning of period	10	10	10	17	73
Cash and cash equivalents at end of period			10	10	17
VERSO PAPER HOLDINGS LLC | Other
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities		0
Cash Flows From Investing Activities:
Transfers to (from) restricted cash		0
Other investing activities		0
Advances to subsidiaries		0
Payments from subsidiaries	0	0
Acquisition, net of cash acquired	0
Investment in parent securities	0
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities		0
Payments on revolving credit facilities	(30,000)	0
Return of capital	0
Advances from parent	30,000	0
Payments to parent		0
Cash and cash equivalents at beginning of period	15	10	10
Cash and cash equivalents at end of period			15	10
VERSO PAPER HOLDINGS LLC | Eliminations
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	0	0
Cash Flows From Investing Activities:
Proceeds from sale of assets	0		0
Transfers to (from) restricted cash	0	0	0
Capital expenditures	0	0	0
Other investing activities		0	0
Return of capital to Parent Issuer	(73,000)			(8,653)
Advances to subsidiaries	178,000	135,000	326,680	145,000	454,467
Payments from subsidiaries	(74,000)	(37,000)	(276,311)	(145,360)	(502,532)
Acquisition, net of cash acquired	0
Investment in parent securities	0
Net cash used in investing activities	31,000	98,000	50,369	(9,013)	(48,065)
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities		0
Payments on revolving credit facilities	0	0
Return of capital	73,000		1,296	8,653
Cash distributions					10,507
Advances from parent	(178,000)	(135,000)	(326,680)	(145,000)	(454,467)
Payments to parent	74,000	37,000	275,015	145,360	492,025
Net cash provided by (used in) financing activities	(31,000)	(98,000)	(50,369)	9,013	$ 48,065
Change in cash and cash equivalents	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	0	0	$ 0	$ 0
New Page Holding Inc. | VERSO PAPER HOLDINGS LLC | Non-Guarantor Subsidiary
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	(80,000)
Cash Flows From Investing Activities:
Proceeds from sale of assets	1,000
Transfers to (from) restricted cash	0
Capital expenditures	(6,000)
Other investing activities		0
Advances to subsidiaries		0
Payments from subsidiaries	0	0
Acquisition, net of cash acquired	(128,000)
Investment in parent securities	5,000
Net cash used in investing activities	118,000
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities	242,000	0
Payments on revolving credit facilities	(198,000)	0
Return of capital	(73,000)
Advances from parent		0
Payments to parent	0	$ 0
Net cash provided by (used in) financing activities	(29,000)
Change in cash and cash equivalents	9,000
Cash and cash equivalents at end of period	$ 9,000